Inventories - Summary of Inventories (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Spare parts	$ 706,104,589	$ 658,647,259
Allowance for obsolete inventories	(28,837,294)	(23,163,458)
Total	677,267,295	635,483,801
Finished products	387,427,380	206,308,504
Products in progress	1,076,713,866	919,201,091
Raw materials, materials and spare parts	1,864,881,423	1,622,044,796
Inventory in transit		759,306
Fuels	448,774,700	446,818,240
Total	$ 3,777,797,369	$ 3,195,131,937